Premises And Equipment (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Capitalized leases, principally related to data processing equipment	¥ 41,907	¥ 43,222
Accumulated depreciation on capitalized leases	29,769	29,385
Long-term debt	14,498,678	12,182,358
Impairment loss of long-lived assets	13,850	3,975	10,913
Impairment loss recognized for real estate held for sale	226	1,932	5,209
BTMU [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	9,747,681	8,628,064
BTMU [Member] | Obligations Under Sale-And-Leaseback Transactions [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	46,339	47,435
BTMU [Member] | Buildings and Land [Member] | Obligations Under Sale-And-Leaseback Transactions [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	¥ 46,339	¥ 47,435